Submission	May 26, 2026
Submission [Line Items]
Central Index Key	0002118195
Registrant Name	Applied Aerospace & Defense, Inc.
Registration File Number	333-295691
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES